Note 1 - Basis of Presentation: Recent Accounting Pronouncements (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Details
Interest related income	$ 49.7	$ 43.1
Insurance related income	11.9	10.6
Other revenues	$ 1.1	$ 1.0